UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hilltop Park Fund QP LP

Address:  c/o Hilltop Park Associates LLC
          410 Park Avenue, 6th Floor
          New York, New York  10022



13F File Number: 021-134078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jason Siegel
Title:  Chief Operating Officer
Phone:  (212) 644-4030


Signature, Place and Date of Signing:

/s/ Jason Siegel               New York, New York            November 15, 2010
------------------           ----------------------         -------------------
   [Signature]                    [City, State]                    [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


Form 13F File Number            Name
--------------------            ---------------------------
028-13771                       Hilltop Park Associates LLC









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